                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [X]; Amendment Number:   1
                                               ---
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             D. E. Shaw & Co., Inc.  (see notes 1, 2 and 3)
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Address:          120 West 45th Street, 39th Floor
                  --------------------------------
                  New York, NY 10036

Form 13F File Number: 28-5396
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Steckler
Title:            Attorney-In-Fact
Phone:            (212) 478-0000

Signature, Place, and Date of Signing:

/s/Stuart Steckler         New York, NY     March 18, 2002
------------------         ------------     --------------
[Signature]                [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              2
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Form 13F Information Table Value Total:        $ 3,419
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                                               (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

This amendment is filed at the request of the Securities and Exchange Commission so that the Form 13F Information Table is in better Edgar format. (No wrapping of rows)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
1        28-5394                    D. E. Shaw & Co., L.P.
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                                    (see notes 2 and 3)

                             Name of reporting manager: D. E. Shaw & Co,. Inc. Form 13 F Information Table
                             September 30, 2001




Item 1                       Item 2      Item 3   Item 4     Item 5                 Item 6          Item 7           Item 8
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                                                                                   Investment                        Voting
                                                                                   Discretion                       Authority
                                                                            ------------------------               ----------
                                                                           (a)      (b)     ( c)   Other
                             Title of     CUSIP   Value      SHRS OR              Shared           Mana-     (a)       (b)     (c)
Name Of Issuer               Class       Number  (X$1000)    PRN AMT       Sole   Defined  Other    gers    Sole     Shared    None
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Juno Online Services, Inc*   COM      482048105      66       81,627  SH   a                                 81,627
Juno Online Services, Inc*   COM      482048105   3,353    4,174,234  SH            b               1     4,174,234

* Effective September 25, 2001 Juno Online Services, Inc merged with Netzero,Inc. to form United Online,Inc. (CUSIP Number 911268100). The shares above were converted into United Online shares in the ratio 0.357 United Online shares for each Juno Share held. The market value above was determined with reference to United Online's closing price at the end of the quarter.

Form 13F

NOTES


1. D. E. Shaw & Co., Inc. disclaims status as an institutional investment manager and makes this filing in its capacity as the parent entity of investment advisers.

2. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise investment discretion for them. D. E. Shaw disclaims that it exercises investment discretion for certain of such entities, but includes the holdings of all such subentities in this form.

3. D. E. Shaw & Co., Inc. or its subsidiaries ("D. E. Shaw") are general partners or members of various entities and therefore may exercise voting discretion for them. D. E. Shaw disclaims that it exercises voting discretion for certain of such entities, but includes the holdings of all such subentities in this form.

                                POWER OF ATTORNEY
                               FOR CERTAIN FILINGS
                    UNDER THE SECURITIES EXCHANGE ACT OF 1934


I, David E. Shaw, hereby make, constitute and appoint each of:

         Lou Salkind and

         Stu Steckler,

acting individually, as my agent and attorney-in-fact, with full power of substitution, for the purpose of, from time to time, executing in my name and/or my capacity as President of D. E. Shaw & Co., Inc. (acting for itself or as the general partner or managing member of D. E. Shaw & Co., L. P., D.E. Shaw Development, L.P., D. E. Shaw & Co., L.L.C., D. E. Shaw Development, L.L.C., or Attenuon, L.L.C.) all documents, certificates, instruments, statement, other filings and amendments to the forgoing (collectively, "documents") determined by such person to be necessary or appropriate to comply with ownership or control-person reporting requirements imposed by any United States or non-United States governmental or regulatory authority, including without limitation Forms 3, 4, 5, 13D, 13F and 13G required to be filed with the Securities and Exchange Commission; and delivering, furnishing or filing any such documents with the appropriate governmental or regulatory authority. Any such determination shall be conclusively evidenced by such person's execution and delivery, furnishing or filing of the applicable document.

This power of attorney shall be valid from the date hereof and replaces the power granted on January 14, 1997, which is hereby cancelled.

IN WITNESS HEREOF, I have executed this instrument as of the date set forth below.

Date:    February 5, 2001

DAVID E. SHAW
/s/David E. Shaw
New York, New York